Acquired Intangible Assets and Goodwill - Goodwill by Segment (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Acquired Intangible Assets and Goodwill
Goodwill	$ 3,124	$ 3,124	$ 3,124
Impairment loss on goodwill	0	$ 0
Tool manufacturing and related services
Acquired Intangible Assets and Goodwill
Goodwill	900		900
Coating services
Acquired Intangible Assets and Goodwill
Goodwill	$ 2,224		$ 2,224